Commitments and Contingencies - Aggregate Future Minimum Lease payments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	$ 51,490
2019	38,558
2020	26,735
2021	17,948
2022	16,202
Thereafter	23,285
Total	$ 174,218